Average Annual Total Returns - Class P3 Shares - Voya Multi-Manager Emerging Markets Equity Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	MSCI Emerging Markets IndexSM 1 Yr		MSCI Emerging Markets IndexSM 5 Yrs	MSCI Emerging Markets IndexSM 10 Yrs	MSCI Emerging Markets IndexSM Since Inception
Total	18.11%			8.74%	Jun. 01, 2018	17.13%			8.16%	11.15%			6.80%	18.31%	[1]	[1]	[1]	7.96%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.